Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 76,280	$ 25,130	$ 8,660	$ 1,520	$ 111,590
Kisladag [Member]
Total	80	14,400	6,350		20,830
Efemcukuru [Member]
Total	20	10,600	1,320		11,940
Ankara Office [Member]
Total	44,140		850		44,990
Lamaque Complex [Member]
Total	31,380				31,380
Skouries [Member]
Total	490	50			540
Perama Hill [Member]
Total		20			20
Kassandra Mines [Member]
Total	$ 170	$ 60		$ 1,520	1,750
Certej [Member]
Total			$ 140		$ 140